Investment Securities (Amortized Cost And Fair Value Of Debt Securities Available-For-Sale By Contractual Maturity Dates) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Total debt securities available-for-sale, Amortized Cost	$ 2,019.2
Total debt securities available-for-sale, Fair Value	2,007.8
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Due after 10 years, Amortized Cost	148.4
Total debt securities available-for-sale, Amortized Cost	148.4
Due after 10 years, Fair Value	147.5
Total debt securities available-for-sale, Fair Value	$ 147.5
Due after 10 years, Average Yield	3.28%
Average Yield	3.28%
Non-Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
After 5 but within 10 years, Amortized Cost	$ 27.2
Due after 10 years, Amortized Cost	546.7
Total debt securities available-for-sale, Amortized Cost	573.9
After 5 but within 10 years, Fair Value	27.2
Due after 10 years, Fair Value	539.9
Total debt securities available-for-sale, Fair Value	$ 567.1
After 5 but within 10 years, Average Yield	4.92%
Due after 10 years, Average Yield	5.72%
Average Yield	5.68%
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
After 1 but within 5 years, Amortized Cost	$ 996.8
Total debt securities available-for-sale, Amortized Cost	996.8
After 1 but within 5 years, Fair Value	993.1
Total debt securities available-for-sale, Fair Value	$ 993.1
After 1 but within 5 years, Average Yield	1.16%
Average Yield	1.16%
Foreign Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Due within 1 year, Amortized Cost	$ 300.1
Total debt securities available-for-sale, Amortized Cost	300.1
Due within 1 year, Fair Value	300.1
Total debt securities available-for-sale, Fair Value	$ 300.1
Due within 1 year, Average Yield	0.39%
Average Yield	0.39%